Property and Equipment - Additional Information (Detail) (SCHC, USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SCHC
Property, Plant and Equipment [Line Items]
Depreciation	$ 156,288	$ 252,692	$ 508,778	$ 641,891